Schedule of Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Remaining Year	$ 345
Financing Leases, Remaining Year	25
Operating Leases, Year one	1,426	$ 1,425
Financing Leases, Year one	91	111
Operating Leases, Year two	1,509	1,466
Financing Leases, Year two	88	90
Operating Leases, Year three	526	1,508
Financing Leases, Year three	51	88
Operating Leases, Year four	16	486
Financing Leases, Year four	34	51
Operating Leases, Year five		3
Financing Leases, Year five		34
Operating Leases, Year six and thereafter
Financing Leases, Year six and thereafter
Operating Leases, Total minimum lease payments	3,822	4,888
Financing Leases, Total minimum lease payments	289	374
Operating Leases, Less: amounts representing interest	(498)	(816)
Financing Leases, Less: amounts representing interest	(54)	(77)
Total operating lease liabilities	3,324	4,072	$ 4,293	$ 349
Total financing lease liabilities	$ 235	$ 297	$ 158	$ 214